SHARE-BASED COMPENSATION - Schedule Of Stock-Based Compensation Expense (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Share-based compensation expenses		¥ 1,056,967	¥ 692,204	¥ 1,923,646
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses		¥ 329,372	¥ 197,928	¥ 1,680,626
TECHWOLF LIMITED | Class B ordinary shares
SHARE-BASED COMPENSATION
Number of new stock issued during the period	24,745,531
TECHWOLF LIMITED | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 1,506,400